Employee benefits (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Employee Benefits Provisions

	31 December 2018	31 December 2017
Retirement pay liability provision	160,613	149,449
Unused vacation provision	64,134	48,217

	224,747	197,666

Summary of Movement in Provision for Employee Termination Benefits

Movements in provision for employee termination benefits are as follows:

	2018	2017
1 January	149,449	120,755
Service cost	26,971	32,696
Remeasurements	(12,699)	3,738
Interest expense	16,957	13,877
Benefit payments	(20,065)	(21,617)

31 December	160,613	149,449

Summary of Sensitivity of Provision for Employee Termination Benefits to Changes in the Significant Actuarial Assumptions

The sensitivity of provision for employee termination benefits to changes in the significant actuarial assumptions is:

31 December 2018	Discount Rate		Inflation Rate
Sensivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(13.0%)	15.7%	16.5%	(13.7%)
Impact on provision for employee termination benefits	(20,880)	25,216	26,501	(22,004)

31 December 2017	Discount Rate		Inflation Rate
Sensivity Level	1% increase	1% decrease	1% increase	1% decrease
Change in assumption	(14.6%)	18.1%	18.3%	(14.3%)
Impact on provision for employee termination benefits	(21,820)	27,050	27,349	(21,371)